UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 12, 2007

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $18,762


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Agere Systems Inc                       Com       00845V308   1,114      58,100  Sh        Defined      03,04     58,100    0    0
Aramark Corp                           Cl B       038521100   3,265      97,600  Sh        Defined      03,04     97,600    0    0
Caremark RX Inc                         Com       141705103     600      10,500  Sh        Defined      03,04     10,500    0    0
Enzon Pharmaceuticals Inc               Com       293904108   1,792     210,554  Sh        Defined      03,04    210,554    0    0
Giant Industries Inc                    Com       374508109   1,319      17,600  Sh        Defined      03,04     17,600    0    0
HJ Heinz Co                             Com       423074103   1,152      25,600  Sh        Defined      03,04     25,600    0    0
ICOS Corp                               Com       449295104   1,077      31,863  Sh        Defined      03,04     31,863    0    0
Intel Corp                              Com       458140100   1,415      69,900  Sh        Defined      03,04     69,900    0    0
Kinder Morgan Inc                       Com       49455P101     613       5,800  Sh        Defined      03,04      5,800    0    0
Ligand Pharmaceuticals Inc             Cl B       53220K207     566      51,704  Sh        Defined      03,04     51,704    0    0
Phelps Dodge Corp                       Com       717265102   1,113       9,300  Sh        Defined      03,04      9,300    0    0
Sears Holdings Corp                     Com       812350106     386       2,300  Sh        Defined      03,04      2,300    0    0
Univision Communications Inc           Cl A       914906102   4,350     122,800  Sh        Defined      03,04    122,800    0    0
